                        [COLORADO BONDSHARES LETTERHEAD]


May 27, 1999




Dear Shareholders:

We are pleased to present the, unaudited, semiannual report for Colorado BondShares for the six months ended March 31, 1999.

This period was characterized by extreme volatility. Last fall the securities markets suffered some nervous times as economies around the world were shaken by cataclysmic events. Almost as suddenly as the disruption started, it was over and U.S. equity markets made nearly a 3,500 point correction reaching new, all time highs.

During this same time, bond investors perceptions shifted from fears of global depression to the return of inflation. Interest rates adjusted from an almost inverted yield curve to a more normal inclining curve. Long-term rates moved up about one half of one percent and short-term rates are down about 1/2 of 1%.

How did all these events affect your investment in Colorado BondShares? Very little. The net asset value per share started the period at $9.64 and ended at $9.60, a 4/10 of 1% change. The dividend went down slightly from $0.29 per share to $0.285, largely because of our abundance of caution and high liquidity positions. The Fund experienced one of the greatest growth periods in its history as investors shifted their strategy by moving out of volatile investment vehicles. We have also been positively affected by the "Internet Age," as investors around the country are able to see, on line, how favorably our investment performance compares with our competitors. In our view, the volatility is far from over so we are not unhappy to be in an investor sector characterized by comparative stability.

Thank you, as always, for investing with us.

Sincerely,



Fred R. Kelly, Jr.
Portfolio Manager

                             COLORADO BONDSHARES -
                               A TAX-EXEMPT FUND

                            Statement of Investments

                           March 31, 1999 (unaudited)


      Face                                                                                                 Market
     Amount                       Colorado Municipal Bonds - 85.5%                                         Value
    --------               ---------------------------------------------------------                    ----------

    $235,000               Academy Water and Sanitation District G.O.
                           Series 1995, 6.20%-7.10% due 11/15/02-05                                      $ 260,010

      25,000               Adams & Arapahoe Counties School District No. 31J
                           G.O. Series 1989, 7.30% due 11/15/04(b)                                          25,643

     200,000               Arapahoe County Water and Wastewater Authority
                           Revenue Series 1994, 6.20%-6.30% due 12/01/03-04(b)                             213,733

     235,000               Arapahoe Water and Sanitation District G.O. Refunding
                           and Improvement Series 1986, 8.50% due 12/01/05                                 273,632

   2,250,000               Arapahoe Water and Sanitation District G.O. Refunding
                           Series 1995B, 8.50% due 12/01/20(b)                                           2,594,767

      65,000               Arrowhead Metropolitan District G.O. Improvement
                           Series 1995A, 5.90%-6.10% due 12/01/01-03                                        68,119

     100,000               Arrowhead Metropolitan District G.O. Refunding Series
                           1994, 5.70% due 12/01/03                                                        105,415

      70,000               City of Arvada G.O. Street and Bridge Refunding
                           Series 1994, 3.80% due 12/01/99                                                  70,259

     306,040               Aurora Centretech Metropolitan District G.O.
                           Refunding and Improvement Series 1994, 6.00% due
                           12/01/23(b)                                                                     344,191

     700,000               Beebe Draw Farms Metropolitan District G.O. Series
                           1998, 7.00% due 10/01/18                                                        700,000

   1,765,000               Bell Mountain Ranch Phase II Metropolitan District
                           G.O. Series 1995, 8.50% due 11/15/15                                          1,925,544

     255,000               Bell Mountain Ranch Phase II Metropolitan District
                           Improvement Fee Revenue Series 1997, 7.50% due
                           11/15/00                                                                        255,612

     190,000               Bell Mountain Ranch Phase III Metropolitan District
                           Improvement Fee Revenue Series 1997, 7.50% due
                           11/15/00                                                                        190,456

     680,000               Bennett School District No. 29J G.O. Refunding and
                           Improvement Series 1991, 6.35%-6.95% due 12/01/99-04                            701,267

     145,000               City of Black Hawk Device Tax Revenue Series 1994,
                           5.55%-5.70% due 12/01/00-01                                                     150,001

     200,000               City of Black Hawk Device Tax Revenue Series 1996,
                           5.75%-5.85% due 12/01/03-04                                                     212,234

     275,000               City of Black Hawk G.O. Water Improvement Series
                           1992, 6.60%-6.80% due 12/01/99-00                                               284,719

      80,000               Boulder County Gunbarrel General Improvement District
                           G.O. Series 1994, 5.00% due 11/15/99                                             80,862

     100,000               Boulder County Single Family Mortgage Revenue Series
                           1982A, 10.00% due 05/01/99                                                       98,958

     120,000               Boulder County Zero Coupon Single Family Mortgage
                           Revenue Series 1983, 11.00% due 12/01/14(d)                                      23,336

     500,000               City of Boulder Open Space Acquisition Refunding
                           Series 1989 7.20% due 08/15/13                                                  512,365

      25,000               Boulder Valley School District No. RE-2 Series 1992A,
                           5.80% due 10/15/01                                                               26,385

     135,000               Boxelder Sanitation District Sewer Revenue Refunding
                           and Improvement Series 1994, 5.60%-5.90% due
                           01/01/00-03                                                                     139,112

     280,000               Town of Breckenridge G.O. Recreation Center Refunding
                           Series 1993, 4.30%-4.45% due 12/01/99-00                                        283,851

     403,438               Briargate Public Building Authority, Landowner
                           Assessment Lien Series 1985A and 1986A, 9.50%-10.25%
                           due 12/15/95-05 (a)(i)                                                          342,922

      12,000               Castle Pines North Metropolitan District Tax Revenue
                           Bonds Series 1994B, 6.10%, due 12/01/33(h)                                       10,200

      25,000               Town of Castle Rock G.O. Series 1988-2 10.375% due
                           12/01/08                                                                         25,000

     530,000               Town of Castle Rock LID Series 1988-2D Special
                           Assessment, 9.25%-10.375% due 12/01/08(a)                                       185,500

                             COLORADO BONDSHARES -
                               A TAX-EXEMPT FUND

                            Statement of Investments

                           March 31, 1999 (unaudited)


      Face                                                                                                 Market
     Amount                       Colorado Municipal Bonds - 85.5%                                         Value
    --------               ---------------------------------------------------------                    ----------


     470,000               Town of Castle Rock G.O. Water Refunding Series 1993,
                           4.55%-4.65% due 12/01/99-00                                                     474,961

      59,394               Centennial Downs Metropolitan District Cash Payment
                           Deficiency Bond Series 1993, 8.09% due 12/01/34(i)                               47,515

     588,601               Centennial Downs Metropolitan District Limited Tax
                           Refunding Bond Series 1993, 8.09% due 12/01/34(i)                               353,161

     271,980               Centennial Downs Metropolitan Interest Certificate
                           Series 1993, 6.00% due 12/01/34(i)                                                2,720

      50,000               City of Central City Special Assessment District
                           No.1, 7.5% due 12/01/03                                                          50,272

   2,500,000               Central Platte Valley Metropolitan District Special
                           Obligation Revenue, Series 1998 7.00%, due 12/01/17                           2,471,475

     100,000               Clear Creek School District No. Re-1 G.O. Improvement
                           Series 1991, 5.90% due 12/01/00                                                 104,265

   2,009,520               Colorado Centre Metropolitan District Limited Tax and
                           Special Revenue Series 1992A, principal only, 0.00%
                           due 01/01/27(a)(e)(i)                                                            20,095

   2,008,335               Colorado Centre Metropolitan District Limited Tax and
                           Special Revenue Series 1992A, interest only, 9.00%
                           due 01/01/27(a)(f)(i)                                                         1,205,001

   6,465,662               Colorado Centre Metropolitan District Limited Tax and
                           Special Revenue Series 1992B, 0.00% due 01/01/32
                           (a)(g)(i)                                                                        64,657

   3,660,000               Colorado Educational & Cultural Facility Auth.
                           Revenue Charter School-Liberty Common Series 1998
                           6.95% due 08/15/19                                                            3,612,530

     190,000               Colorado Health Facilities Authority Refunding
                           Revenue Porter Memorial Hospital Series 1986A, 7.40%
                           due 02/01/16(b)                                                                 196,578

     520,000               Colorado Health Facilities Authority Zero Coupon
                           Retirement Housing Revenue Liberty Heights Project
                           1990 Subordinate Series B, 6.97% due 07/15/20(d)                                165,178

     635,000               Colorado Postsecondary Educational Facilities
                           Authority Revenue National Technological University
                           Project Series 1993, 7.375% due 12/01/10(b)                                     734,092

     935,000               Colorado Postsecondary Educational Facilities
                           Authority Revenue National Technological University
                           Project Series 1993, 7.75% due 12/01/10                                         944,350

      70,000               Colorado Postsecondary Educational Facilities
                           Authority Revenue The Naropa Institutional Project
                           Series 1990, 7.875% due 09/01/10 put 09/01/00                                    70,000

     835,000               Colorado Springs Spring Creek G.I.D. GO Series 1995,
                           3.49% due 12/01/14(h)(i)                                                        375,750

     310,000               Colorado Tech Center Metropolitan District G.O.
                           Refunding Series 1989, 9.75% due 06/01/09(b)                                    319,452

   1,180,000               Columbia Metropolitan District G.O. Improvement
                           Series 1992, 7.60%-8.50% due 11/01/00-11/01/12                                1,370,100

     500,000               Cordillera Metropolitan District G.O. Series 1994A,
                           8.00% due 12/01/09(b)                                                           607,020

     500,000               Cordillera Metropolitan District G.O. Series 1994,
                           8.25% due 12/01/13(b)                                                           613,230

   1,025,000               Cotton Ranch Metropolitan District G.O. Series 1998A
                           7.25% due 12/01/17                                                            1,025,000

   2,250,000               Cottonwood Water and Sanitation District Refunding
                           Series 1996A, 7.60% 12/01/12                                                  2,410,110

  19,106,474               Cottonwood Water and Sanitation District Capital
                           Appreciation Refunding Second Lien, Series 1998A
                           8.00% due 12/01/27(d)                                                         3,810,595

     240,000               Town of Crested Butte Sales Tax Revenue Series 1994,
                           6.10%-6.35% due 12/01/01-03                                                     254,297

     125,000               Town of Crested Butte G.O. Water and Sewer Refunding
                           Series 1993, 4.25% due 11/01/99                                                 125,771

     375,000               City of Delta Sales and Use Tax Revenue Refunding
                           Series 1994, 4.35%-4.65% due 12/01/01-03                                        383,827

   2,250,000               City and County of Denver Excise Tax Revenue Series
                           1989 6.50% due 09/01/14                                                       2,279,475

      72,000               City and County of Denver Lease Purchase Certificates
                           Series 1993, 6.30% due 01/01/02                                                  72,253

      45,000               Denver West Metropolitan District Series 1997B 4.80%
                           due 12/01/02                                                                     46,017

     775,000               Denver West Metropolitan District Series 1997B 5.70%
                           due 12/01/17                                                                    809,395

                             COLORADO BONDSHARES -
                               A TAX-EXEMPT FUND

                            Statement of Investments

                           March 31, 1999 (unaudited)


      Face                                                                                                 Market
     Amount                       Colorado Municipal Bonds - 85.5%                                         Value
    --------               ---------------------------------------------------------                    ----------

      75,000               Town of Dillon G.O. Series 1992, 5.70%-5.90% due
                           10/01/99-00                                                                      76,833

      95,000               Town of Dillon Excise Tax Revenue Series 1994, 5.80%
                           - 5.90% due 06/01/02-03                                                         100,365

     150,000               Douglas County LID #3 Series 1991, 10.00% due
                           08/01/02                                                                        150,000

      90,000               City of Durango First Mortgage Revenue Series 1995,
                           6.50% due 12/15/00                                                               90,816

      60,000               El Paso and Elbert Counties Joint School District No.
                           23-JT G.O. Building Series 1994, 5.75% due 12/15/01                              63,458

      90,000               El Paso County LID 85-2 Special Assessment Refunding
                           Series 1988, 8.875%-9.00% due 09/01/00                                            9,000

     100,000               El Paso County Pheasant Run LID Special Assessment
                           Bonds Series 1986-2, 9.25% due 09/01/99(a)                                       25,000

     100,000               El Paso County School District No. 2 - Harrison G.O.
                           Improvement Series 1994, 7.10% due 12/01/04                                     115,561

     500,000               El Paso County School District No. 20 Zero Coupon
                           G.O. Refunding Series 1993A, 6.10% due 06/15/08(d)                              329,260

     150,000               Elbert County School District C-1 G.O. Series 1994,
                           4.40% due 12/01/02                                                              152,522

     155,000               City of Englewood Golf Course Revenue Series 1994,
                           4.35% due 12/01/00                                                              156,700

   3,151,665               Equi-Mor Holdings Inc., Series 1998B, Class A
                           Pass-Through Certificates, 7.00% due 09/01/18                                 3,151,665

   1,086,779               Equi-Mor Holdings Inc., Series 1999A, Class A
                           Pass-Through Certificates, 7.50% due 04/05/18                                 1,086,779

     250,000               Evergreen Metropolitan District Water Revenue
                           Refunding Series 1992A, 6.25% due 07/15/99                                      252,137

   1,500,000               Fairlake Metropolitan District G.O. Series 1989,
                           9.00% due 06/01/09                                                            1,572,555

      25,000               Fort Collins Refunding Series B, 6.00%, due 12/01/02                             26,962

      80,000               Fraser Valley Metropolitan Recreation District G.O.
                           Refunding Series 1992, 5.40% due 10/01/99                                        80,690

     100,000               Fremont School District RE-1 G.O. Refunding Series
                           1990, 6.80% due 10/01/99                                                        101,737

   2,000,000               Gateway Village GID G.O. Refunding and Improvement
                           Series 1998, 6.00% due 12/01/18                                               1,986,120

     239,000               Gateway Village GID G.O. Refunding and Improvement
                           Series 1998, Zero Coupon 5.20%-5.60% due
                           12/01/99-12/01/01(d)                                                            223,933

     845,000               Gateway Village GID G.O. Series 1995, 8.25%-8.75% due
                           12/01/05-14(b)                                                                  975,064

     200,000               City of Glenwood Springs Sales and Use Tax Revenue
                           Series 1992A, 5.90% due 12/01/02                                                203,910

     100,000               City of Golden Sales and Use Tax Revenue Series 1992,
                           5.00% due 11/15/99                                                              101,078

     300,000               City of Grand Junction Downtown Development Authority
                           Tax Increment Revenue Series 1996, 5.55%-5.65% due
                           11/15/04-05                                                                     317,840

   1,275,000               Greatrock North Water and Sanitation District,
                           Limited Tax G.O. Series 1998, 8.00% due 12/01/17                              1,266,241

      70,000               Greeley General Improvement District No. 1 G.O.
                           Refunding Series July 15, 1994, 5.30% due 10/01/99                               70,687

     270,000               Greenwood Metropolitan District G.O. Refunding Series
                           1994, 6.10%-7.00% due 12/01/00-04                                               290,016

     380,000               Greenwood North Metropolitan District G.O. Refunding
                           Series 1993, 4.50%-5.00% due 12/01/99-01                                        380,651

     220,000               Greenwood South Metropolitan District G.O. Refunding
                           Series 1994, 6.25%-6.90% due 12/01/01-04                                        236,108

     100,000               City of Greenwood Village Sales Tax Revenue Refunding
                           Series 1993, 4.40% due 12/01/99                                                 100,762

     500,000               Hamilton Creek District Series 1990, 1% due 12/01/04
                           (g)(i)                                                                          250,000

                             COLORADO BONDSHARES -
                               A TAX-EXEMPT FUND

                            Statement of Investments

                           March 31, 1999 (unaudited)


      Face                                                                                                 Market
     Amount                       Colorado Municipal Bonds - 85.5%                                         Value
    --------               ---------------------------------------------------------                    ----------

     55,000                Town of Hayden G.O. Water Refunding Series 1993,
                           4.30% due 09/01/99                                                               55,223

     10,000                Hyland Hills Park & Recreation District Special
                           Revenue Improvement Series 1992, 7.10% due 12/15/00                              10,603

    340,000                Idledale Fire Protection District G.O. Series 1993,
                           5.20%-5.80% due 12/15/03-07                                                     342,866

    475,000                La Plata County Recreational Facilities Revenue
                           Refunding Durango Ski Corporation Project Series
                           1989A, 9.00% due 02/01/10                                                       482,410

     65,000                City of Lakewood Zero Coupon Single Family Mortgage
                           Series 1985, 11.10% due 05/01/15(d)                                              11,427

    315,000                City of Las Animas Water G.O. Series 1989, 8.60% due
                           12/01/09                                                                        317,025

    300,000                Left Hand Water District Water Revenue Refunding
                           Series 1993, 4.30%-4.45% due 11/15/00-01                                        305,129

    135,000                Lookout Mountain Water District G.O. Refunding Series
                           1993, 5.20% due 12/01/01                                                        139,778

    220,000                Mesa County Single Family Mortgage Revenue Series
                           1982, 10.75% due 12/01/99(a)                                                     17,600

  1,250,000                Mid Valley Metropolitan District G.O. Refunding &
                           Improvement Series 1989, 8.90% due 12/15/04(b)                                1,312,362

    320,000                City of Montrose Sales and Use Tax Revenue Refunding
                           Series 1993, 4.20%-4.40% due 08/15/99-00                                        322,918

    250,000                City of Montrose Water and Sewer Revenue Refunding
                           and Improvement Series 1993, 4.50%-4.65% due
                           10/01/01-02                                                                     256,648

    155,000                Monument Sanitation District G.O. Refunding Series
                           1994, 5.80%-5.90% due 12/01/01-02                                               161,748

    255,000                Town of Mt. Crested Butte G.O. Refunding Series 1993,
                           4.40%-4.75% due 05/01/99-01                                                     257,552

    100,000                Mountain Village Metropolitan District G.O. Series
                           1992, 7.95% due 12/01/03(b)                                                     116,125

    545,000                Mountain Village Metropolitan District G.O. Series
                           1992, 7.95% due 12/01/03                                                        611,501

    225,000                North Jeffco Park and Recreation District Golf Course
                           Revenue Series 1994, 5.80%-6.10% due 12/01/01-04                                238,606

     20,000                Northgate Public Building Authority Landowner
                           Assessment Lien Series 1987A, 8.25% due 12/01/00(a)                               2,800

     75,000                Otero County Swink School District No. 33 G.O.
                           Building Bonds Series 1994, 8.40% due 12/15/00-03                                86,183

    165,000                Ouray County Ridgway School District #R-2 Series 1994,
                           7.75% due 12/01/99-02                                                           179,934

    100,000                Town of Palisade G.O. Water Refunding Series 1993B,
                           5.10% due 04/01/99                                                              100,000

  1,055,000                Panorama Metropolitan District G.O. Refunding Series
                           1989B, 9.00% due 12/01/09(b)                                                  1,105,756

  1,900,000                Parker Jordan Metropolitan District Series 1998A
                           6.25% due 12/01/17                                                            1,900,000

    280,000                Town of Parker Sales and Use Tax Refunding Revenue
                           Series 1993, 4.20%-4.30% due 11/01/99-00                                        282,888

     45,000                Pitkin County Sales Tax Revenue Series 1995, 5.30%
                           due 12/01/00                                                                     45,478

    200,000                Project 7 Water Authority Water Revenue Refunding
                           Series 1993, 4.50% due 12/01/00                                                 203,456

    354,000                Pueblo County Capital Improvement Residual Revenue
                           Series 1988 10.07% due 08/02/10(d)                                              130,711

    130,000                Rangely Junior College District G.O. Building Series
                           1992, 6.25%-6.40% due 10/01/99-00                                               132,626

    159,868                Roxborough Village Metropolitan District Series
                           1993A, 9.00% due 12/31/16(i)                                                    131,092

    278,078                Roxborough Village Metropolitan District Series
                           1993B, principal only, 0.00% due 12/31/21(e)(i)                                  16,685

    906,622                Roxborough Village Metropolitan District Series
                           1993C, 9.84% due 12/31/32(d)(i)                                                   9,066

     20,270                Roxborough Village Metropolitan District Series
                           1993B, interest only, 10.41% due 01/01/43(f)(i)                                     203

    125,000                Saguache County Moffat School District No. 2 G.O.
                           Series 1994, 5.70%-5.90% due 12/01/99-01                                        130,703

                             COLORADO BONDSHARES -
                               A TAX-EXEMPT FUND

                            Statement of Investments

                           March 31, 1999 (unaudited)


      Face                                                                                                Market
     Amount                       Colorado Municipal Bonds - 85.5%                                        Value
    --------               ---------------------------------------------------------                    ----------

  1,250,000                Sand Creek Metropolitan District G.O. Limited Tax
                           Bonds, Series 1997, 7.125% due 12/1/16                                        1,250,000

    535,000                San Miguel County Housing Authority Multifamily
                           Telluride Village Revenue Refunding Series 1993,
                           6.30% due 07/01/13                                                              570,273

  1,710,000                City of Sheridan G.O. Series 1997, 7.50% due 12/01/16                         1,710,000

    120,000                Town of Snowmass Village Multifamily Housing Series
                           1990A, 7.70% due 12/15/99                                                       123,825

  1,000,000                Southpark Metropolitan District Refunding G.O. Series
                           1996, 6.60% due 12/01/13                                                      1,044,320

    305,000                Southtech Metropolitan District G.O. Refunding Series
                           1994, 5.10%-5.85% due 12/01/99-04                                               317,807

    100,000                Southwest Plaza Metropolitan District G.O. Refunding
                           Series 1993, 5.00% due 12/01/99                                                 101,031

     40,000                City of Steamboat Springs Accommodations Tax Revenue
                           Series 1995, 5.25% due 03/01/00                                                  40,766

  2,000,000                Sterling Hills Metropolitan District Series 1998
                           7.75% due 12/01/18                                                            2,000,000

    360,000                Telluride Hospital District Series 1997 4.60%-4.80%
                           due 12/01/00-02                                                                 364,880

  2,000,000                Todd Creek Farms Metropolitan District #2 Limited Tax
                           G. O. Series 1997 8.00% due 06/01/17                                          2,000,000

    300,000                Upper Eagle Regional Water Authority Water Refunding
                           Series 1994, 5.50%-5.80% due 12/01/99-01                                        308,665

    610,000                Valley Metropolitan District G.O. Revenue Series
                           1992, 7.00% due 12/15/06                                                        641,293

     50,000                Walsenburg Natural Gas Revenue Series 1968, 6.25% due
                           06/01/99                                                                         50,203

    100,000                Weld County Reorganized School District RE-4 G.O.
                           Series 1993, 4.65% due 12/01/00                                                 102,016

    335,000                Town of Windsor, G.O. Water Refunding Series 1994,
                           4.40%-4.80% due 04/01/99-01                                                     338,392

                                                                                                        ----------

                           Total Colorado Municipal Bonds (cost $68,590,509)                            69,448,258
                                                                                                        ----------



Face                                                                                                      Market
Amount                                Colorado Certificates of  Participation - 1.1%                      Value
--------                   -------------------------------------------------------------------          ----------

     155,000               Arapahoe County Recreation District Refunding
                           Certificates of Participation Series 1996,
                           5.00%-5.20% due 12/01/04-06                                                     163,788

     170,000               City of Central City Certificates of Participation
                           City Hall Project Series 1995, 6.50%-6.80% due
                           12/01/99-01                                                                     172,687

     100,000               El Paso County School District No. 49 Falcon Schools
                           Refunding Certificates of Participation Series 1995,
                           4.375% due 11/01/01                                                             101,819

     200,000               Gilpin County Certificates of Participation Detention
                           Facility Project Series 1994, 6.60% due 10/15/01                                213,928

      50,000               Las Animas County School District No. 001
                           Certificates of Participation Series 1991A, 8.00% due
                           12/01/10                                                                         54,135

     145,000               Park School District R-3 Certificates of
                           Participation Series 1996, 5.35%-5.45% due
                           06/01/04-05                                                                     145,263
                                                                                                         ---------

                           Total Colorado Certificates of Participation Bonds (cost $792,473)              851,618
                                                                                                         ---------

                              COLORADO BONDSHARES -
                                A TAX-EXEMPT FUND

                            Statement of Investments

                           March 31, 1999 (unaudited)

Face                                                                                                          Market
Amount                 Colorado Industrial Development Revenue Bonds - 3.2%                                   Value
--------       -----------------------------------------------------------------------------------         ------------
2,835,000      City of Fort Collins The Opera House Project Series 1986, 8.75%-10.00% due 12/01/10-16         2,583,772
                                                                                                           ------------

               Total Colorado Industrial Development Revenue Bonds (cost $2,826,875)                          2,583,772
                                                                                                           ------------



Face                                                                                                          Market
Amount                               Other Municipal Bonds - 1.7%                                             Value
--------       -----------------------------------------------------------------------------------         ------------
    100,000    City of Burnsville G.O. Tax Increment Refunding Series 1993C, 4.40% due 02/01/02                 102,308

    105,000    Daggett County School District, G.O. Refunding Series 1993, 4.65% due 12/15/99                   106,034

    225,000    Saint Charles Mesa Water District Water Revenue Refunding Series 1992,
                   5.55% due 12/01/00                                                                           232,830
    515,000    Sandoval County, New Mexico Project Revenue Bonds, Series 1997, 7.50%  due 08/15/06              515,000

    100,000    Santa Fe Public School District G.O. Series 1993, 4.00% due 06/15/99                             100,070

    100,000    Santa Fe Public School District G.O. Series 1994, 5.60% due 06/15/01                             100,413

    100,000    Washington County School District 007 Hillsboro Series 1989, 6.70% due 06/01/08(b)               100,594

    120,000    West Wendover Recreation District G.O. Golf Course Improvement Refunding Series 1993,
                   5.60% due 12/01/99                                                                           121,789
                                                                                                           ------------

               Total Other Municipal Bonds (cost $1,292,532)                                                  1,379,038
                                                                                                           ------------

               Total investments, at value (cost $73,502,389)                                      91.5%   $ 74,262,686
               Other assets net of liabilities                                                      8.5       6,902,962
                                                                                                           ------------
               Net assets                                                                         100.0%   $ 81,165,648
                                                                                                           ------------

                              COLORADO BONDSHARES -
                                A TAX-EXEMPT FUND

                            Statement of Investments

                           March 31, 1999 (unaudited)

(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at March 31, 1999. Income on this security is derived from the cash flow of the issuer.

(h)    Represents current interest rate for a variable rate bond.

(i) Terms of security have been restructured since the original issuance. The face amount and market value of such securities amount to $14,506,766 and $2,818,867, or 3.47% of net assets, respectively, as of March 31, 1999.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

    G.O.      -     General Obligations
    LID       -     Local Improvement District
    GID       -     General Improvement District

See accompanying notes to financial statements.

                              COLORADO BONDSHARES -
                                A TAX-EXEMPT FUND

                       Statement of Assets and Liabilities

                           March 31, 1999 (unaudited)



                                     Assets

Investments, at value (cost $73,583,990) - see accompanying statement                $  74,262,686
Cash                                                                                     5,591,042
Interest receivable                                                                      1,539,954
Shares of beneficial interest sold                                                          45,264
                                                                                     -------------

    Total assets                                                                        81,438,946
                                                                                     -------------

                                   Liabilities

Payables and other liabilities:
    Dividends                                                                              209,286
    Accrued expenses and other                                                              64,012
                                                                                     -------------
    Total liabilities                                                                      273,298
                                                                                     -------------

    Net Assets                                                                       $  81,165,648
                                                                                     =============

                            Composition of Net Assets

Paid-in capital                                                                      $  80,390,291
Undistributed net investment income                                                         34,784
Accumulated net realized gain from investment transactions                                  61,877
Net unrealized appreciation of investments (note 3)                                        678,696
                                                                                     -------------

    Net assets                                                                       $  81,165,648
                                                                                     =============

Net asset value and redemption value per share (based on 8,453,870
    shares of beneficial interest outstanding)                                       $        9.60
                                                                                     =============

Maximum offering price per share (net asset value plus sales charge
    of 4.75% of offering price)                                                      $       10.08
                                                                                     =============

See accompanying notes to financial statements.

                             COLORADO BONDSHARES -
                               A TAX-EXEMPT FUND

                            Statement of Operations

                           March 31, 1999 (unaudited)




Investment income - interest                                                   $   2,546,816
                                                                               -------------

Expenses:
    Management fees (note 4)                                                         190,791
    Custodian fees (note 5)                                                           35,992
    Legal and auditing fees                                                           17,683
    Transfer agency expenses (note 4)                                                 19,110
    Shareholders' reports and proxy statements                                        15,097
    Registration fees                                                                  1,820
    Trustees' fees                                                                       910
    Other                                                                              1,684
                                                                               -------------

                      Total expenses                                                 283,087

Earnings credits on cash balances (note 5)                                           (35,992)
                                                                               -------------

                      Net expenses                                                   247,095
                                                                               -------------

                      Net investment income                                        2,299,721
                                                                               -------------

Realized and unrealized gain on investments:
    Net realized gain on investments                                                  69,594
                                                                               -------------
    Net unrealized appreciation (depreciation) of investments:
       Beginning of the period                                                     1,102,024
       End of  the period                                                            678,696
                                                                               -------------
                      Net change in unrealized appreciation on investments          (423,328)
                                                                               -------------

                      Net realized and unrealized gain (loss) on investments        (353,734)
                                                                               -------------

                      Net increase in net assets resulting from operations     $   1,945,987
                                                                               =============


See accompanying notes to financial statements.

                              COLORADO BONDSHARES -
                                A TAX-EXEMPT FUND

                       Statements of Changes in Net Assets

                           March 31, 1999 (unaudited)



                                                                Six Months Ended     Year Ended
                                                                     03/31/99         09/30/98
                                                                ----------------   --------------

From investment activities:
    Net investment income                                        $    2,299,721    $    4,640,447
    Net realized gain on investments                                     69,594           294,050
    Net change in unrealized depreciation on investments               (423,328)          187,505
                                                                 --------------    --------------
    Net increase in net assets resulting from operations              1,945,987         5,122,002
                                                                 --------------    --------------

    Dividends to shareholders from net investment income             (2,270,306)       (4,661,865)
                                                                 --------------    --------------

From beneficial interest transactions:
    Proceeds from sale of shares                                     10,044,804        12,613,472
    Dividends reinvested                                              1,360,916         2,860,000
    Payments for shares redeemed                                     (3,023,351)      (10,075,001)
                                                                 --------------    --------------
                Increase in net assets derived from
                  beneficial interest transactions                    8,382,369         5,398,471
                                                                 --------------    --------------

                Net increase in net assets                            8,058,050         5,858,608

Net assets:
    Beginning of  period                                             73,107,598        67,248,990
                                                                 --------------    --------------

    End of period, including undistributed net investment
    income of $21,418 and 34,785 respectively                    $   81,165,648    $   73,107,598
                                                                 ==============    ==============


See accompanying notes to financial statements.

                              COLORADO BONDSHARES -
                                A TAX-EXEMPT FUND

                              Financial Highlights

                           March 31, 1999 (unaudited)


                                                                             Year Ended September 30,
                                                                     -----------------------------------------

                                                                     Period Ended
Per Share Operating Data:                                              03/31/99         1998           1997
                                                                     ------------    ----------     ----------

Net asset value, beginning of period                                 $     9.64      $     9.58     $     9.37
                                                                     ------------    ----------     ----------

Net investment income                                                      0.29            0.62           0.58

Net realized and unrealized gain (loss) on investments                    (0.05)           0.06           0.21
                                                                     ------------    ----------     ----------

Increase (decrease) from investment operations                             0.24            0.68           0.79

Dividends from net investment income                                      (0.28)          (0.62)         (0.58)
                                                                     ------------    ----------     ----------

Net increase (decrease) in net asset value                                (0.04)           0.06           0.21
                                                                     ------------    ----------     ----------

Net asset value, end of period                                       $     9.60      $     9.64     $     9.58
                                                                     ============    ==========     ==========


Total Return, at Net Asset Value(1)                                        2.59%           7.62%          8.66%
                                                                     ===========     ==========     ==========

Ratios/Supplemental data:

Net assets, end of period (000)s                                     $   81,165      $   73,108     $   67,249
Ratios to average net assets:
    Net investment income                                                  3.00%+          6.66%          6.13%
    Expenses, inclusive of expenses paid indirectly by the Fund             .74%*           .77%           .84%
    Expenses, net of expenses paid indirectly by the Fund                   .64%*           .66%           .73%

Portfolio turnover rate(2)                                                15.57%          28.63%         27.66%
                                                                     ==========      ==========     ==========



                                                                                Year Ended September 30,
                                                                     ----------------------------------------

                                                                        1996            1995           1994
                                                                     ----------     ----------     ----------

Net asset value, beginning of period                                 $     9.16     $     9.07     $     9.13
                                                                     ----------     ----------     ----------

Net investment income                                                      0.61           0.60           0.63

Net realized and unrealized gain (loss) on investments                     0.20           0.09          (0.06)
                                                                     ----------     ----------     ----------

Increase (decrease) from investment operations                             0.81           0.69           0.57

Dividends from net investment income                                      (0.60)         (0.60)         (0.63)
                                                                     ----------     ----------     ----------

Net increase (decrease) in net asset value                                 0.21           0.09          (0.06)
                                                                     ----------     ----------     ----------

Net asset value, end of period                                       $     9.37     $     9.16     $     9.07
                                                                     ==========     ==========     ==========


Total Return, at Net Asset Value(1)                                        9.15%          8.05%          6.50%
                                                                     ==========     ==========     ==========

Ratios/Supplemental data:

Net assets, end of period (000)s                                     $   50,583     $   44,768     $   41,790
Ratios to average net assets:
    Net investment income                                                  6.50%          6.81%          6.96%
    Expenses, inclusive of expenses paid indirectly by the Fund             .77%           .84%           .74%
    Expenses, net of expenses paid indirectly by the Fund                   .70%           .77%           .74%

Portfolio turnover rate(2)                                                24.53%         27.48%         22.04%
                                                                     ==========     ==========     ==========




+ Not annualized

* Annualized

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation.

       Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period March 31, 1999 were $ 13,690,535 and $ 11,455,741, respectively.


See accompanying notes to financial statements

                              COLORADO BONDSHARES -
                                A TAX-EXEMPT FUND

                          Notes to Financial Statements

                           March 31, 1999 (unaudited)

(1)      Summary of Significant Accounting Policies

Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

         Investment Valuation

         The value of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other revenant trading or market factors. The Fund records amortization of premiums, and accretion of original issued discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax requirements. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

         Income Taxes

         The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required.

         Other/Security Credit Risk

         Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount and market value of bonds, for which the accrual of interest income has been discontinued, approximated $9,748,620 and $658,394 (.1% of net assets), respectively, as of March 31, 1999.

                             COLORADO BONDSHARES -
                               A TAX-EXEMPT FUND

                         Notes to Financial Statements

                           March 31, 1999 (unaudited)

Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires man agement to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)      Shares of Beneficial Interest

         At March 31, 1999, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six month period ended March 31, 1999 and the fiscal year ended September 30, 1998 were as follows:



                                                   3/31/99        09/30/98
                                                ------------    ------------

Proceeds from shares sold                          1,043,813       1,313,197
Dividends reinvested                                 141,512         297,289
                                                ------------    ------------

                                                   1,185,325       1,610,486
Shares redeemed                                     (314,047)     (1,047,465)
                                                ------------    ------------

Net change                                           871,278         563,021
                                                ============    ============


(3)      Unrealized Gains and Losses

         At March 31, 1999, the net unrealized appreciation on investments of $678,696 was comprised of gross appreciation of $2,474,214 and gross depreciation of $1,795,518.

(4)      Management Fees and Other Transactions with Affiliates

         Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the six month period ended March 31, 1999. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)      Earnings Credits on Cash Balances

         Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the custodian by the Fund which result in offsetting custodian fees incurred for the safeguarding of Fund assets.